Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-current Assets
Schedule of other non current assets

	December 31,	December 31,
	2024	2025
Non-current portion of right of use assets – finance lease	63,635	5,696,866
Long-term deposits	1,196,193	791,784
Non-current portion of auto financing receivables	863,796	727,797
Prepayments for long-term assets	1,246,836	221,253
Others	262,063	10,584
Less: Allowance for credit losses	(59,386)	(14,699)
Total	3,573,137	7,433,585